Common Stock and Additional Paid-in Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	9 Months Ended
	Jan. 18, 2008	Jul. 15, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 14, 2013 Ocean Rig	Apr. 17, 2012 Ocean Rig	Dec. 06, 2011 Ocean Rig	Dec. 31, 2013 Ocean Rig	Oct. 05, 2011 Ocean Rig Partial Spin Off	Oct. 19, 2011 Ocean Rig Partial Spin Off	Dec. 31, 2011 Ocean Rig Partial Spin Off	Oct. 05, 2011 Ocean Rig Partial Spin Off Fractional Shares
Treasury Stock, Shares, Acquired									21,000,000		255,036
Value of repurchase program								$ 500,000
Number of Ocean Rig common shares sold through a public offering						7,500,000	11,500,000
Sale Of Subsidiary Common Stock Percentage		25.00%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries			122,960	180,485	0	122,960	180,485
Assets, Net						2,950,992	3,003,954
Stockholders' Equity Note, Spinoff Transaction										60,191
Equity attributable to the controlling interest			2,613,636	2,846,460		45,542	81,760
Adjustments to additional paid in capital, reallocation of non-controlling interest			$ 122,960	$ 180,485	$ 48,687					$ 926		$ 3,488
Shares Distributed Spin Off Transaction										2,967,291			105
Stockholders Rights Agreement Description	The Company’s Board of Directors declared a dividend payable of one preferred share purchase right, (“Right”), to purchase one one-thousandth of a share of the Company’s Series A Participating Preferred Stock for each outstanding common share.